Basis of preparation - Disclosure of principal exchange rates used to translate other currencies (Details)	12 Months Ended
	Dec. 31, 2025 $ / €	Dec. 31, 2025 $ / € $ / €	Dec. 31, 2025 $ / € $ / €	Dec. 31, 2025 $ / € £ / €	Dec. 31, 2025 zł / € $ / €	Dec. 31, 2025 SFr / € $ / €	Dec. 31, 2025 $ / € R$ / €	Dec. 31, 2025 $ / € ¥ / €	Dec. 31, 2025 ¥ / € $ / €	Dec. 31, 2024 $ / €	Dec. 31, 2024 $ / € $ / €	Dec. 31, 2024 $ / € $ / €	Dec. 31, 2024 £ / € $ / €	Dec. 31, 2024 zł / € $ / €	Dec. 31, 2024 $ / € SFr / €	Dec. 31, 2024 $ / € R$ / €	Dec. 31, 2024 ¥ / € $ / €	Dec. 31, 2024 $ / € ¥ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / € $ / €	Dec. 31, 2023 $ / € $ / €	Dec. 31, 2023 £ / € $ / €	Dec. 31, 2023 zł / € $ / €	Dec. 31, 2023 $ / € SFr / €	Dec. 31, 2023 $ / € R$ / €	Dec. 31, 2023 ¥ / € $ / €	Dec. 31, 2023 $ / € ¥ / €	Dec. 31, 2025 $ / €	Dec. 31, 2025 $ / €	Dec. 31, 2025 £ / €	Dec. 31, 2025 zł / €	Dec. 31, 2025 SFr / €	Dec. 31, 2025 ₺ / €	Dec. 31, 2025 R$ / €	Dec. 31, 2025 $ / €	Dec. 31, 2025 ¥ / €	Dec. 31, 2025 ¥ / €	Dec. 31, 2024 $ / €	Dec. 31, 2024 $ / €	Dec. 31, 2024 £ / €	Dec. 31, 2024 zł / €	Dec. 31, 2024 SFr / €	Dec. 31, 2024 ₺ / €	Dec. 31, 2024 R$ / €	Dec. 31, 2024 $ / €	Dec. 31, 2024 ¥ / €	Dec. 31, 2024 ¥ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 £ / €	Dec. 31, 2023 zł / €	Dec. 31, 2023 SFr / €	Dec. 31, 2023 ₺ / €	Dec. 31, 2023 R$ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 ¥ / €	Dec. 31, 2023 ¥ / €
Corporate information and statement of IFRS compliance [abstract]
Average foreign exchange rate	1.130	1.578	21.675	0.857	4.241	0.937	6.309	8.116	168.976	1.082	1.482	19.806	0.847	4.306	0.953	5.828	7.786	163.844	1.081	1.460	19.193	0.870	4.544	0.972	5.401	7.657	151.854
Closing foreign exchange rate	1.175	1.175	1.175	1.175	1.175	1.175	1.175	1.175	1.175	1.039	1.039	1.039	1.039	1.039	1.039	1.039	1.039	1.039	1.105	1.105	1.105	1.105	1.105	1.105	1.105	1.105	1.105	1.609	21.118	0.873	4.227	0.931	50.331	6.469	1,707.560	8.226	184.090	1.495	21.550	0.829	4.273	0.941	36.769	6.435	1,071.106	7.583	163.060	1.464	18.723	0.869	4.348	0.926	32.603	5.350	893.404	7.851	156.330